Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012

Interest on long-term debt	1,377,794	1,295,929
Administrative expenses	419,027	306,058
Vessel operating and voyage expenses	2,952,341	1,253,183
Total	4,749,162	2,855,170